EVENTS SUBSEQUENT TO BALANCE DATE	12 Months Ended
Jun. 30, 2018
EVENTS SUBSEQUENT TO BALANCE DATE [Abstract]
EVENTS SUBSEQUENT TO BALANCE DATE
20.	EVENTS SUBSEQUENT TO BALANCE DATE
(a)	On July 2, 2018, the Company announced that it had commenced a By-Product Study to examine the potential to enhance Project economics through the recovery of by-product quartz, feldspar and mica;
(b)	On July 5, 2018, the Company announced that it had acquired a 60-acre property in Kings Mountain, North Carolina as the proposed site for the Company’s future lithium chemical plant;
(c)
On July 17, 2018, the Company announced that it had completed a bench-scale metallurgical testwork program to produce consistent high-grade spodumene concentrates (Li2O>6.0%) with low iron content (Fe2O3<1%);

(d)
On July 19, 2018, the Company announced the results of a Scoping Study for the Project, which demonstrated compelling economics of the prospective integrated Project, highlighted by low operating costs, high after-tax margins and strong free cash flow;

(e)	On August 1, 2018, the Company appointed Mr Jeff Armstrong as an independent Non-Executive Director, and Mr Mark Pearce stepped down from his Non-Executive Director position;
(f)
On September 4, 2018, the Company announced that it had completed a bench-scale metallurgical testwork program to produce quartz, feldspar and mica as by-products of spodumene concentrate from the Project;

(g)	On September 6, 2018, the Company announced Mineral Resource estimates for by-product quartz, feldspar and mica mineral products from the spodumene bearing pegmatite on its Core Property; and
(h)
On September 13, 2018, the Company announced the results of an updated Scoping Study for the Project to incorporate the production of by-product quartz, feldspar and mica. The updated Scoping Study demonstrated compelling economics due to attractive capital and operating costs, significant by-product credits, short transportation distances, minimal royalties and low corporate income taxes.

Other than as outlined above, as at the date of this report there are no other matters or circumstances which have arisen since June 30, 2018 that have significantly affected or may significantly affect:
•	the operations, in financial years subsequent to June 30, 2018, of the Consolidated Entity;
•	the results of those operations, in financial years subsequent to June 30, 2018, of the Consolidated Entity; or
•	the state of affairs, in financial years subsequent to June 30, 2018, of the Consolidated Entity.